Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000162768 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	18.20%	[1],[2]
C000162768 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	54.90%	[1]
C000162768 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.00%	[1]
C000162768 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	5.80%	[1]
C000162768 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	1.50%	[1]
C000162768 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.10%	[1]
C000162768 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	3.30%	[1]
C000162768 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	1.50%	[1]
C000162768 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	2.00%	[1]
C000162768 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	4.20%	[1]
C000162768 [Member] | CAYMAN ISLANDS
Holdings [Line Items]
Percent of Total Investments	2.50%	[1]
C000162768 [Member] | Capital Trusts [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[1]
C000162768 [Member] | Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[1]
C000162768 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%	[1]
C000162768 [Member] | Non Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%	[1]
C000162768 [Member] | U S Government Sponsored Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%	[1]
C000162768 [Member] | Foreign Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	27.30%	[1]
C000162768 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[1],[3]
C000162768 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[1]
C000162768 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[1]
C000162768 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[1]
C000162768 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	15.30%	[1]
C000038980 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	18.20%	[4],[5]
C000038980 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	54.90%	[4]
C000038980 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.00%	[4]
C000038980 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	5.80%	[4]
C000038980 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	1.50%	[4]
C000038980 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.10%	[4]
C000038980 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	3.30%	[4]
C000038980 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	1.50%	[4]
C000038980 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	2.00%	[4]
C000038980 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	4.20%	[4]
C000038980 [Member] | CAYMAN ISLANDS
Holdings [Line Items]
Percent of Total Investments	2.50%	[4]
C000038980 [Member] | Capital Trusts [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[4]
C000038980 [Member] | Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[4]
C000038980 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%	[4]
C000038980 [Member] | Non Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%	[4]
C000038980 [Member] | U S Government Sponsored Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%	[4]
C000038980 [Member] | Foreign Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	27.30%	[4]
C000038980 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[4],[6]
C000038980 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[4]
C000038980 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[4]
C000038980 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[4]
C000038980 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	15.30%	[4]
C000007879 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	18.20%	[7],[8]
C000007879 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	54.90%	[7]
C000007879 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.00%	[7]
C000007879 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	5.80%	[7]
C000007879 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	1.50%	[7]
C000007879 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.10%	[7]
C000007879 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	3.30%	[7]
C000007879 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	1.50%	[7]
C000007879 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	2.00%	[7]
C000007879 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	4.20%	[7]
C000007879 [Member] | CAYMAN ISLANDS
Holdings [Line Items]
Percent of Total Investments	2.50%	[7]
C000007879 [Member] | Capital Trusts [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[7]
C000007879 [Member] | Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[7]
C000007879 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%	[7]
C000007879 [Member] | Non Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%	[7]
C000007879 [Member] | U S Government Sponsored Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%	[7]
C000007879 [Member] | Foreign Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	27.30%	[7]
C000007879 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[7],[9]
C000007879 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[7]
C000007879 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[7]
C000007879 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[7]
C000007879 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	15.30%	[7]
C000007882 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	18.20%	[10],[11]
C000007882 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	54.90%	[10]
C000007882 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.00%	[10]
C000007882 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	5.80%	[10]
C000007882 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	1.50%	[10]
C000007882 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.10%	[10]
C000007882 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	3.30%	[10]
C000007882 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	1.50%	[10]
C000007882 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	2.00%	[10]
C000007882 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	4.20%	[10]
C000007882 [Member] | CAYMAN ISLANDS
Holdings [Line Items]
Percent of Total Investments	2.50%	[10]
C000007882 [Member] | Capital Trusts [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[10]
C000007882 [Member] | Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[10]
C000007882 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%	[10]
C000007882 [Member] | Non Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%	[10]
C000007882 [Member] | U S Government Sponsored Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%	[10]
C000007882 [Member] | Foreign Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	27.30%	[10]
C000007882 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[10],[12]
C000007882 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[10]
C000007882 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[10]
C000007882 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[10]
C000007882 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	15.30%	[10]

[1]	Excludes short-term securities, short investments and options, if any.
[2]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[3]	Ten largest investment types are presented. Additional investment types are found in Other.
[4]	Excludes short-term securities, short investments and options, if any.
[5]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[6]	Ten largest investment types are presented. Additional investment types are found in Other.
[7]	Excludes short-term securities, short investments and options, if any.
[8]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[9]	Ten largest investment types are presented. Additional investment types are found in Other.
[10]	Excludes short-term securities, short investments and options, if any.
[11]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[12]	Ten largest investment types are presented. Additional investment types are found in Other.